As filed with the U.S. Securities and Exchange Commission on October 7, 2016

File Nos. 2-29901

811-01716

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 214	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 193
(Check appropriate box or boxes)

AB CAP FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas,

New York, New York 10105

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:

(800) 221-5672

Emilie D. Wrapp

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copies of communications to:

P. Jay Spinola

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 214 relates solely to the Class A, Class C, Class R, Class K, Class I, Class Z and Advisor Class shares of the AB Multi-Manager Alternative Strategies Fund and the Class A, Class C, Class R, Class K, Class I, Class Z and Advisor Class shares of the AB Long/Short Multi-Manager Fund. No information in the Registrant’s Registration Statement relating to the other Series or Classes of the Registrant not included herein is amended or superseded.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 7th day of October, 2016.

AB CAP FUND, INC.

By:	Robert M. Keith*
Robert M. Keith
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

(1)	Principal Executive Officer:

	Robert M. Keith* Robert M. Keith	President and Chief Executive Officer	October 7, 2016

(2)	Principal Financial and Accounting Officer:

	/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	October 7, 2016

(3)	All of the Directors:

John H. Dobkin*

Michael J. Downey*

William H. Foulk, Jr.*

D. James Guzy*

Nancy P. Jacklin*

Robert M. Keith*

Carol C. McMullen*

Garry L. Moody*

Marshall C. Turner, Jr.*

Earl D. Weiner*

*By:	/s/ Stephen J. Laffey	October 7, 2016
Stephen J. Laffey
(Attorney-in-fact)

SIGNATURES

This Registration Statement contains certain disclosure regarding AB Multi-Manager Alternative Strategies Fund (Cayman) Ltd. (the “Subsidiary”). The Subsidiary has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of AB Cap Fund, Inc. (the “Registrant”) to be signed on behalf by the undersigned, thereunto duly authorized, in the City of New York in the State of New York on the 7th day of October, 2016. The Subsidiary is executing this Registration Statement only in respect of the disclosure contained herein specifically describing the Subsidiary and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

AB MULTI-MANAGER ALTERNATIVE STRATEGIES FUND (CAYMAN) LTD.

By:	Robert M. Keith*
Robert M. Keith Director

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on October 7, 2016. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Subsidiary and hereby disclaims any responsibility or liability as to any other disclosure in this Registration Statement.

	Signature	Title	Date

	William H. Foulk, Jr.* William H. Foulk, Jr.	Director

	Robert M. Keith* Robert M. Keith	Director

	Marshall C. Turner, Jr.* Marshall C. Turner, Jr.	Director

*By:	/s/ Stephen J. Laffey Stephen J. Laffey (Attorney-in-fact)		October 7, 2016

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase